Submission	Feb. 27, 2025
Submission [Line Items]
Central Index Key	0000898174
Registrant Name	Reinsurance Group of America, Incorporated
Registration File Number	333-270548
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES